PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
Voya Index Plus SmallCap Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.6%
Communication Services : 3.1%
9,883
ATN International, Inc.
$ 319,616
0.1
20,349
(1)
Bandwidth, Inc. - Class
A
356,311
0.2
25,075
(1)(2)
Bumble, Inc. - Class A
159,978
0.1
1,426
(2)
Cable One, Inc.
498,800
0.2
79,710  Entravision
Communications Corp.
- Class A
165,000
0.1
63,017
(1)
Innovid Corp.
113,431
0.0
19,819
(1)
Integral Ad Science
Holding Corp.
214,243
0.1
9,842  Iridium
Communications, Inc.
299,689
0.1
175,556
(1)
Lumen Technologies,
Inc.
1,246,448
0.5
20,030
(1)
Ooma, Inc.
228,142
0.1
10,411
(1)
QuinStreet, Inc.
199,162
0.1
20,493
Scholastic Corp.
655,981
0.3
8,645
Spok Holdings, Inc.
130,194
0.1
86,721
(1)
Taboola.com Ltd.
291,383
0.1
19,751  Telephone and Data
Systems, Inc.
459,211
0.2
16,397
(1)
Thryv Holdings, Inc.
282,520
0.1
40,808
(1)
TripAdvisor, Inc.
591,308
0.3
29,438
(1)
Yelp, Inc.
1,032,685
0.4
7,244,102
3.1
Consumer Discretionary : 13.2%
18,733
(1)(2)
1-800-Flowers.com,
Inc. - Class A
148,553
0.1
1,354
(1)
Abercrombie & Fitch
Co. - Class A
189,425
0.1
4,693  Academy Sports &
Outdoors, Inc.
273,884
0.1
8,947
(1)
Adtalem Global
Education, Inc.
675,320
0.3
2,899  Advance Auto Parts,
Inc.
113,032
0.0
93,288
(1)
American Axle
& Manufacturing
Holdings, Inc.
576,520
0.2
55,057  American Eagle
Outfitters, Inc.
1,232,726
0.5
79,700
(1)
AMMO, Inc.
113,971
0.0
4,546
(1)
Asbury Automotive
Group, Inc.
1,084,630
0.5
71,285
(1)
BARK, Inc.
116,195
0.0
5,611
(1)
Boot Barn Holdings,
Inc.
938,608
0.4
2,547
(1)
Brinker International,
Inc.
194,922
0.1
13,241
Buckle, Inc.
582,207
0.2
4,132
Caleres, Inc.
136,563
0.1
6,417
Carriage Services, Inc.
210,670
0.1
2,027
(1)
Cavco Industries, Inc.
868,043
0.4
15,599  Cheesecake Factory,
Inc.
632,539
0.3
13,183
(1)
Cooper-Standard
Holdings, Inc.
182,848
0.1
1,147
(1)
Crocs, Inc.
166,097
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
70,325
Dana, Inc.
$ 742,632
0.3
8,941  Dine Brands Global,
Inc.
279,227
0.1
5,104
(1)
Etsy, Inc.
283,425
0.1
29,337
(1)
European Wax Center,
Inc. - Class A
199,492
0.1
18,032
(1)
Frontdoor, Inc.
865,356
0.4
13,746
(1)
Garrett Motion, Inc.
112,442
0.0
5,847
(1)
GigaCloud Technology,
Inc. - Class A
134,364
0.1
25,790
(1)
G-III Apparel Group
Ltd.
787,111
0.3
12,148  Golden Entertainment,
Inc.
386,185
0.2
1,339
(1)
Grand Canyon
Education, Inc.
189,937
0.1
334  Group 1 Automotive,
Inc.
127,935
0.0
11,386
(1)
Groupon, Inc.
111,355
0.0
23,469
(2)
Guess, Inc.
472,431
0.2
7,779  Installed Building
Products, Inc.
1,915,734
0.8
29,716
Kohl's Corp.
627,008
0.3
10,849
(1)
Lands' End, Inc.
187,362
0.1
10,929
(1)
M/I Homes, Inc.
1,872,793
0.8
3,667
Meritage Homes Corp.
751,992
0.3
12,357  Monarch Casino &
Resort, Inc.
979,539
0.4
24,054
Movado Group, Inc.
447,404
0.2
1,844
Nathan's Famous, Inc.
149,180
0.1
5,730
(1)
ODP Corp.
170,468
0.1
7,510  Perdoceo Education
Corp.
167,022
0.1
13,613
Phinia, Inc.
626,606
0.3
922
Ralph Lauren Corp.
178,748
0.1
37,142
(1)(2)
RealReal, Inc.
116,626
0.0
4,398
Rocky Brands, Inc.
140,120
0.1
13,693
(1)
Rush Street
Interactive, Inc.
148,569
0.1
6,312
(1)
Shake Shack, Inc.
- Class A
651,462
0.3
11,798
Signet Jewelers Ltd.
1,216,846
0.5
13,436  Six Flags
Entertainment Corp.
541,605
0.2
5,166
(1)
Skechers USA, Inc.
- Class A
345,709
0.1
2,782  Sonic Automotive, Inc.
- Class A
162,691
0.1
15,059
(1)
Sonos, Inc.
185,075
0.1
17,596  Standard Motor
Products, Inc.
584,187
0.2
18,719
Steven Madden Ltd.
917,044
0.4
8,337
(1)
Stride, Inc.
711,229
0.3
7,971
Tapestry, Inc.
374,478
0.2
879
(1)
TopBuild Corp.
357,586
0.1
39,242
(1)
Tri Pointe Homes, Inc.
1,778,055
0.7
26,253
(1)
Urban Outfitters, Inc.
1,005,752
0.4
21,573
(1)
Vera Bradley, Inc.
117,789
0.0
9,116
VF Corp.
181,864
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
22,058
Wendy's Co.
$ 386,456
0.2
3,774
Weyco Group, Inc.
128,467
0.0
31,254,111
13.2
Consumer Staples : 3.3%
16,616
Andersons, Inc.
833,126
0.4
5,079
(1)
BellRing Brands, Inc.
308,397
0.1
10,859
(1)
Central Garden & Pet
Co.
396,028
0.2
121  Coca-Cola
Consolidated, Inc.
159,284
0.1
22,022  Edgewell Personal
Care Co.
800,279
0.3
37,591
(1)
Hain Celestial Group,
Inc.
324,410
0.1
1,256  J & J Snack Foods
Corp.
216,183
0.1
6,629
(2)
MGP Ingredients, Inc.
551,864
0.2
4,351  National Beverage
Corp.
204,236
0.1
10,712
(1)
Nature's Sunshine
Products, Inc.
145,897
0.1
6,175
PriceSmart, Inc.
566,742
0.2
32,527
(1)
Simply Good Foods
Co.
1,130,964
0.5
6,783
SpartanNash Co.
152,007
0.1
13,169  Turning Point Brands,
Inc.
568,242
0.2
18,253
(1)
United Natural Foods,
Inc.
307,015
0.1
6,690
Universal Corp.
355,306
0.1
2,232
(1)
US Foods Holding
Corp.
137,268
0.1
23,367
Vector Group Ltd.
348,636
0.1
5,067
(1)
Vita Coco Co., Inc.
143,447
0.1
886
WD-40 Co.
228,482
0.1
7,877,813
3.3
Energy : 4.3%
17,766
(1)
Amplify Energy Corp.
116,012
0.0
36,374
Archrock, Inc.
736,210
0.3
5,870
(1)
Bristow Group, Inc.
203,630
0.1
20,010  California Resources
Corp.
1,049,925
0.4
23,518  Crescent Energy Co.
- Class A
257,522
0.1
3,739
Dorian LPG Ltd.
128,696
0.1
6,304  Excelerate Energy, Inc.
- Class A
138,751
0.1
17,584
(1)
Forum Energy
Technologies, Inc.
271,849
0.1
99,007
(1)
Helix Energy Solutions
Group, Inc.
1,098,978
0.5
19,718  Helmerich & Payne,
Inc.
599,821
0.2
7,484
Liberty Energy, Inc.
142,869
0.1
44,667
(1)
Newpark Resources,
Inc.
309,542
0.1
4,497
(1)
Oceaneering
International, Inc.
111,840
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
31,555
(1)
Oil States International,
Inc.
$ 145,153
0.1
54,504  Patterson-UTI Energy,
Inc.
416,956
0.2
21,895
(2)
Peabody Energy Corp.
581,093
0.2
41,144
SM Energy Co.
1,644,526
0.7
50,036
(1)
Talos Energy, Inc.
517,873
0.2
3,930
(1)
Tidewater, Inc.
282,135
0.1
7,154
(1)
Vital Energy, Inc.
192,443
0.1
74,296
(2)
W&T Offshore, Inc.
159,736
0.1
36,591  World Fuel Services
Corp.
1,131,028
0.5
10,236,588
4.3
Financials : 20.0%
41,802
(2)
AG Mortgage
Investment Trust, Inc.
313,933
0.1
21,861
(1)
Ambac Financial
Group, Inc.
245,062
0.1
28,944  Artisan Partners Asset
Management, Inc.
- Class A
1,253,854
0.5
4,515
(1)
Atlanticus Holdings
Corp.
158,386
0.1
1,631  Axis Capital Holdings
Ltd.
129,844
0.1
4,454  Banco
Latinoamericano de
Comercio Exterior SA
- Class E
144,710
0.1
10,281  Bank of NT Butterfield
& Son Ltd.
379,163
0.2
22,745
Banner Corp.
1,354,692
0.6
41,974  Berkshire Hills
Bancorp, Inc.
1,130,360
0.5
5,925  Bread Financial
Holdings, Inc.
281,912
0.1
19,235  Capitol Federal
Financial, Inc.
112,332
0.0
30,525  Central Pacific
Financial Corp.
900,793
0.4
8,240
Comerica, Inc.
493,658
0.2
15,158
(1)
Consumer Portfolio
Services, Inc.
142,182
0.1
14,437
(1)
Customers Bancorp,
Inc.
670,599
0.3
5,551
Eagle Bancorp, Inc.
125,342
0.1
9,637  Eastern Bankshares,
Inc.
157,950
0.1
12,359
(1)
Encore Capital Group,
Inc.
584,210
0.2
16,012
(1)
Enova International,
Inc.
1,341,646
0.6
4,301  Esquire Financial
Holdings, Inc.
280,468
0.1
448  Evercore, Inc. - Class
A
113,496
0.0
66,127
(1)
EZCORP, Inc. - Class
A
741,284
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
67,960  First BanCorp/Puerto
Rico
$ 1,438,713
0.6
11,602
First Busey Corp.
301,884
0.1
15,165
First Financial Bancorp
382,613
0.2
64,884  Franklin BSP Realty
Trust, Inc.
847,385
0.4
167,103
(1)
Genworth Financial,
Inc. - Class A
1,144,656
0.5
8,118
(1)
Goosehead Insurance,
Inc. - Class A
724,937
0.3
9,937
(1)
Green Dot Corp.
- Class A
116,362
0.0
10,492
(1)
Hamilton Insurance
Group Ltd. - Class B
202,915
0.1
7,818  Hancock Whitney
Corp.
400,047
0.2
37,309
Hanmi Financial Corp.
693,947
0.3
12,296  Hannon Armstrong
Sustainable
Infrastructure Capital,
Inc.
423,843
0.2
1,361
HCI Group, Inc.
145,709
0.1
9,599  Heritage Financial
Corp.
208,970
0.1
58,494
Hope Bancorp, Inc.
734,685
0.3
12,445  Independent Bank
Corp. Michigan
415,041
0.2
19,149  Jackson Financial, Inc.
- Class A
1,746,963
0.7
64,953  KKR Real Estate
Finance Trust, Inc.
802,170
0.3
11,770
Ladder Capital Corp.
136,532
0.1
21,488
(1)
LendingClub Corp.
245,608
0.1
7,586
Lincoln National Corp.
239,035
0.1
20,812  Medallion Financial
Corp.
169,410
0.1
3,910
Mercantile Bank Corp.
170,945
0.1
18,160
Mercury General Corp.
1,143,717
0.5
24,866
MFA Financial, Inc.
316,296
0.1
15,983
Moelis & Co. - Class A
1,094,995
0.5
20,406
(1)
Mr Cooper Group, Inc.
1,881,025
0.8
40,304
Navient Corp.
628,339
0.3
34,805
(1)
NMI Holdings, Inc.
- Class A
1,433,618
0.6
15,577  OceanFirst Financial
Corp.
289,576
0.1
26,190
OFG Bancorp
1,176,455
0.5
5,822  OneMain Holdings,
Inc.
274,042
0.1
158,034
(1)
Payoneer Global, Inc.
1,189,996
0.5
63,869  PennyMac Mortgage
Investment Trust
910,772
0.4
4,322
Piper Sandler Cos.
1,226,627
0.5
4,320  PJT Partners, Inc.
- Class A
576,029
0.2
13,396
(1)
PRA Group, Inc.
299,535
0.1
11,100
(1)
ProAssurance Corp.
166,944
0.1
17,686
PROG Holdings, Inc.
857,594
0.4
7,672  Provident Financial
Services, Inc.
142,392
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
28,673
Radian Group, Inc.
$ 994,666
0.4
2,493  Red River Bancshares,
Inc.
129,636
0.1
80,529
Redwood Trust, Inc.
622,489
0.3
8,175  Regional Management
Corp.
267,404
0.1
1,766  Republic Bancorp, Inc.
- Class A
115,320
0.0
48,961
Rithm Capital Corp.
555,707
0.2
23,542
S&T Bancorp, Inc.
988,058
0.4
6,721
Sierra Bancorp
194,102
0.1
8,529
(1)
SiriusPoint Ltd.
122,306
0.0
29,657  Southside Bancshares,
Inc.
991,434
0.4
3,988  Timberland Bancorp,
Inc.
120,677
0.0
11,300
Tiptree, Inc.
221,141
0.1
39,299  TPG RE Finance Trust,
Inc.
335,220
0.1
19,547  TrustCo Bank Corp.
NY
646,419
0.3
37,248  Two Harbors
Investment Corp.
517,002
0.2
5,156
Unity Bancorp, Inc.
175,613
0.1
22,321  Universal Insurance
Holdings, Inc.
494,633
0.2
1,997
Unum Group
118,702
0.0
3,758  Virtus Investment
Partners, Inc.
787,113
0.3
16,135
Westamerica BanCorp
797,392
0.3
74,430
WisdomTree, Inc.
743,556
0.3
1,005
(1)
World Acceptance
Corp.
118,570
0.0
19,429
WSFS Financial Corp.
990,685
0.4
47,404,043
20.0
Health Care : 11.3%
5,129
(1)
10X Genomics, Inc.
- Class A
115,813
0.0
7,928
(1)
ACADIA
Pharmaceuticals, Inc.
121,933
0.1
7,450
(1)
Addus HomeCare
Corp.
991,074
0.4
23,462
(1)
ADMA Biologics, Inc.
469,005
0.2
65,659
(1)
Aerovate Therapeutics,
Inc.
137,227
0.1
47,674
(1)
Alkermes PLC
1,334,395
0.6
17,955
(1)
Amicus Therapeutics,
Inc.
191,759
0.1
11,019
(1)
AMN Healthcare
Services, Inc.
467,095
0.2
4,662
(1)
Amphastar
Pharmaceuticals, Inc.
226,247
0.1
2,342
(1)
ANI Pharmaceuticals,
Inc.
139,724
0.1
4,424
(1)
Anika Therapeutics,
Inc.
109,273
0.0
10,725
(1)
Ardent Health
Partners, Inc.
197,126
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
20,101
(1)
Aurinia
Pharmaceuticals, Inc.
$ 147,340
0.1
18,348
(1)
Avanos Medical, Inc.
440,902
0.2
6,508
(1)
CareDx, Inc.
203,212
0.1
5,739
(1)
Catalyst
Pharmaceuticals, Inc.
114,091
0.0
12,369
CONMED Corp.
889,579
0.4
8,780
(1)
Corcept Therapeutics,
Inc.
406,338
0.2
32,079
(1)
Cross Country
Healthcare, Inc.
431,142
0.2
37,341
(1)(2)
DocGo, Inc.
123,972
0.1
5,818
(1)
Doximity, Inc. - Class A
253,490
0.1
11,706
Embecta Corp.
165,055
0.1
12,436
(1)
Enanta
Pharmaceuticals, Inc.
128,837
0.1
4,160
Ensign Group, Inc.
598,291
0.3
17,469
(1)
Exelixis, Inc.
453,321
0.2
1,767
(1)
Glaukos Corp.
230,205
0.1
12,837
(1)
Harmony Biosciences
Holdings, Inc.
513,480
0.2
83,880
(1)
HilleVax, Inc.
147,629
0.1
7,605
(1)
Inari Medical, Inc.
313,630
0.1
5,595
(1)
Inspire Medical
Systems, Inc.
1,180,825
0.5
4,573
(1)
Integer Holdings Corp.
594,490
0.2
5,599
iRadimed Corp.
281,574
0.1
4,763
(1)
Kiniksa
Pharmaceuticals
International PLC
119,027
0.0
610
(1)
Krystal Biotech, Inc.
111,038
0.0
3,256
(1)
Lantheus Holdings,
Inc.
357,346
0.1
9,599
LeMaitre Vascular, Inc.
891,651
0.4
4,348
(1)
LivaNova PLC
228,444
0.1
37,753
(1)
MacroGenics, Inc.
124,207
0.1
17,686
(1)
Merit Medical Systems,
Inc.
1,747,907
0.7
9,107
(1)
Myriad Genetics, Inc.
249,441
0.1
1,883
(1)
Natera, Inc.
239,047
0.1
2,242  National HealthCare
Corp.
281,976
0.1
23,421
(1)
NeoGenomics, Inc.
345,460
0.1
6,305
(1)
Omnicell, Inc.
274,898
0.1
27,359
(1)
OraSure Technologies,
Inc.
116,823
0.0
6,031
Organon & Co.
115,373
0.0
28,919
(1)
Owens & Minor, Inc.
453,739
0.2
28,603
(1)
Pacira BioSciences,
Inc.
430,475
0.2
8,096
Patterson Cos., Inc.
176,817
0.1
15,895  Phibro Animal Health
Corp. - Class A
357,955
0.2
20,195
(1)
Prestige Consumer
Healthcare, Inc.
1,456,060
0.6
46,397
(1)
Privia Health Group,
Inc.
844,889
0.4
23,502
(1)
Progyny, Inc.
393,894
0.2
12,338
(1)
Protagonist
Therapeutics, Inc.
555,210
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
8,728
(1)
Quanterix Corp.
$ 113,115
0.0
10,598
(1)
REGENXBIO, Inc.
111,173
0.0
4,198
(1)
RxSight, Inc.
207,507
0.1
16,349
(1)
Sage Therapeutics,
Inc.
118,040
0.0
7,438  Select Medical
Holdings Corp.
259,363
0.1
11,708
(1)
SI-BONE, Inc.
163,678
0.1
13,507
(1)
STAAR Surgical Co.
501,785
0.2
27,906
(1)
Supernus
Pharmaceuticals, Inc.
870,109
0.4
23,704
(1)
Tactile Systems
Technology, Inc.
346,316
0.1
8,629
(1)
Tandem Diabetes
Care, Inc.
365,956
0.2
9,628
(1)
TG Therapeutics, Inc.
225,199
0.1
1,670  Utah Medical Products,
Inc.
111,740
0.0
38,822
(1)
Varex Imaging Corp.
462,758
0.2
30,655
(1)
Xencor, Inc.
616,472
0.3
30,524
(1)
Zentalis
Pharmaceuticals, Inc.
112,328
0.0
16,577
(1)(2)
Zynex, Inc.
135,268
0.1
26,710,558
11.3
Industrials : 17.4%
39,863
ACCO Brands Corp.
218,051
0.1
1,875
Acuity Brands, Inc.
516,356
0.2
2,656
(1)
AeroVironment, Inc.
532,528
0.2
2,418
Air Lease Corp.
109,511
0.0
37,137
(1)
Alaska Air Group, Inc.
1,678,964
0.7
2,113  Albany International
Corp. - Class A
187,740
0.1
25,164
(1)(2)
American Airlines
Group, Inc.
282,843
0.1
6,723
(1)
American Woodmark
Corp.
628,264
0.3
16,253  Apogee Enterprises,
Inc.
1,137,954
0.5
5,185
ArcBest Corp.
562,313
0.2
1,629
Arcosa, Inc.
154,364
0.1
7,002  Aris Water Solutions,
Inc. - Class A
118,124
0.0
4,984  Armstrong World
Industries, Inc.
655,047
0.3
20,583
(1)
Array Technologies,
Inc.
135,848
0.1
2,628  Avis Budget Group,
Inc.
230,187
0.1
3,363  Barrett Business
Services, Inc.
126,146
0.1
1,638
(1)
BlueLinx Holdings, Inc.
172,678
0.1
13,447
Boise Cascade Co.
1,895,758
0.8
4,995
(1)
Bowman Consulting
Group Ltd.
120,280
0.0
19,238
Brady Corp. - Class A
1,474,208
0.6
2,567
(1)
Cimpress PLC
210,289
0.1
4,616  Columbus McKinnon
Corp.
166,176
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
29,864
(1)
Concrete Pumping
Holdings, Inc.
$ 172,913
0.1
12,928
(1)
Core & Main, Inc.
- Class A
574,003
0.2
3,231
CSW Industrials, Inc.
1,183,806
0.5
17,180
(1)
DXP Enterprises, Inc.
916,725
0.4
944
(1)
Dycom Industries, Inc.
186,062
0.1
9,047
EnPro Industries, Inc.
1,467,242
0.6
17,980
(1)
Enviri Corp.
185,913
0.1
1,676
Federal Signal Corp.
156,639
0.1
15,973  Franklin Electric Co.,
Inc.
1,674,290
0.7
12,538
(1)
Gates Industrial Corp.
PLC
220,042
0.1
5,161
(1)
Gibraltar Industries,
Inc.
360,909
0.2
16,850
(1)
GMS, Inc.
1,526,105
0.6
4,435
(2)
Granite Construction,
Inc.
351,607
0.1
9,995
Griffon Corp.
699,650
0.3
4,461  Heidrick & Struggles
International, Inc.
173,354
0.1
35,205
(1)(2)
Hertz Global Holdings,
Inc.
116,177
0.0
5,132
HNI Corp.
276,307
0.1
13,759
(1)
Hudson Technologies,
Inc.
114,750
0.0
8,588
(1)
IBEX Holdings Ltd.
171,588
0.1
43,725
Interface, Inc.
829,463
0.3
30,503  Kelly Services, Inc.
- Class A
653,069
0.3
25,595
Kennametal, Inc.
663,678
0.3
9,351
Korn Ferry
703,569
0.3
33,830
(1)
Legalzoom.com, Inc.
214,821
0.1
4,722
(1)
Limbach Holdings, Inc.
357,739
0.1
19,109
(1)
Liquidity Services, Inc.
435,685
0.2
10,076
(1)
Lyft, Inc. - Class A
128,469
0.1
33,709
Marten Transport Ltd.
596,649
0.3
2,395
Matson, Inc.
341,575
0.1
752
Moog, Inc. - Class A
151,919
0.1
15,501
(1)
MRC Global, Inc.
197,483
0.1
8,177
Mueller Industries, Inc.
605,916
0.3
6,938  Mueller Water
Products, Inc. - Class A
150,555
0.1
57,194
(1)
NOW, Inc.
739,518
0.3
4,356  Park-Ohio Holdings
Corp.
133,729
0.1
90,602
Pitney Bowes, Inc.
645,992
0.3
4,062
Powell Industries, Inc.
901,723
0.4
12,201
(1)
Proto Labs, Inc.
358,343
0.1
23,887  Quanex Building
Products Corp.
662,864
0.3
58,916
(1)
Resideo Technologies,
Inc.
1,186,568
0.5
7,130  Robert Half
International, Inc.
480,633
0.2
62,414
Safe Bulkers, Inc.
323,305
0.1
8,039
(1)
SkyWest, Inc.
683,476
0.3
10,222
(1)
SPX Technologies, Inc.
1,630,000
0.7
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
5,550  Standex International
Corp.
$ 1,014,429
0.4
9,004  Steelcase, Inc. - Class
A
121,464
0.1
41,796
(1)
Sun Country Airlines
Holdings, Inc.
468,533
0.2
6,764
(1)
Sunrun, Inc.
122,158
0.1
10,722
(1)
TaskUS, Inc. - Class A
138,528
0.1
10,390
Tennant Co.
997,856
0.4
3,822
(1)
Thermon Group
Holdings, Inc.
114,048
0.0
24,521
(1)
Triumph Group, Inc.
316,076
0.1
6,505
UniFirst Corp.
1,292,218
0.5
7,541
Vestis Corp.
112,361
0.0
5,118
(1)
Vicor Corp.
215,468
0.1
18,601
(1)(2)
VirTra, Inc.
115,698
0.0
1,315  Watts Water
Technologies, Inc.
- Class A
272,455
0.1
5,708  Zurn Elkay Water
Solutions Corp.
205,146
0.1
41,124,890
17.4
Information Technology : 11.5%
76,555
(1)
8x8, Inc.
156,172
0.1
29,279
A10 Networks, Inc.
422,789
0.2
28,819
(1)
ACI Worldwide, Inc.
1,466,887
0.6
22,057  ADTRAN Holdings,
Inc.
130,798
0.1
3,254  Advanced Energy
Industries, Inc.
342,451
0.1
10,651
(1)
Alarm.com Holdings,
Inc.
582,290
0.2
4,884
(1)
Alkami Technology,
Inc.
154,041
0.1
5,183
(1)
Alpha & Omega
Semiconductor Ltd.
192,393
0.1
51,420
(1)
Arlo Technologies, Inc.
622,696
0.3
11,055
(1)
Aviat Networks, Inc.
239,120
0.1
11,344
(1)
Axcelis Technologies,
Inc.
1,189,418
0.5
1,585
Badger Meter, Inc.
346,180
0.1
30,544
(1)
Box, Inc. - Class A
999,705
0.4
13,204
(1)
Calix, Inc.
512,183
0.2
32,397
(1)
CEVA, Inc.
782,388
0.3
21,231  Clear Secure, Inc.
- Class A
703,595
0.3
21,859
(1)
Cohu, Inc.
561,776
0.2
13,713  CSG Systems
International, Inc.
667,137
0.3
3,389
(1)
Dave, Inc.
135,424
0.1
13,579
(1)
Digi International, Inc.
373,830
0.2
2,816
(1)
DigitalOcean Holdings,
Inc.
113,738
0.0
30,756
(1)
DoubleVerify Holdings,
Inc.
517,931
0.2
31,062
(1)
DXC Technology Co.
644,537
0.3
14,848
(1)
ePlus, Inc.
1,460,152
0.6
3,387
EVERTEC, Inc.
114,785
0.0
43,281
(1)
Extreme Networks, Inc.
650,513
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
12,418
(1)
FARO Technologies,
Inc.
$ 237,681
0.1
12,219
(1)
FormFactor, Inc.
562,074
0.2
2,951
(1)
Gitlab, Inc. - Class A
152,095
0.1
33,530
(1)
Harmonic, Inc.
488,532
0.2
13,031
(1)
Ichor Holdings Ltd.
414,516
0.2
537
(1)
Impinj, Inc.
116,271
0.0
3,982
(1)
Insight Enterprises,
Inc.
857,683
0.4
10,177
(1)
Itron, Inc.
1,087,005
0.5
4,156
(1)
JFrog Ltd.
120,690
0.0
23,508
(1)
LiveRamp Holdings,
Inc.
582,528
0.2
33,949
(1)(2)
Marathon Digital
Holdings, Inc.
550,653
0.2
8,918
(1)
MaxLinear, Inc.
129,133
0.1
13,684
(1)
NCR Atleos Corp.
390,405
0.2
11,730
(1)
NetScout Systems,
Inc.
255,128
0.1
9,195
PC Connection, Inc.
693,579
0.3
19,673
(1)
PDF Solutions, Inc.
623,241
0.3
31,109
(1)
Photronics, Inc.
770,259
0.3
5,280
(1)
Rambus, Inc.
222,922
0.1
85,051
(1)
Ribbon
Communications, Inc.
276,416
0.1
14,119  Richardson Electronics
Ltd./United States
174,229
0.1
69,517
(1)
Sabre Corp.
255,127
0.1
1,703
(1)
Sanmina Corp.
116,570
0.0
20,343
(1)
ScanSource, Inc.
977,074
0.4
5,149
(1)
Semtech Corp.
235,103
0.1
9,792
(1)
SentinelOne, Inc.
- Class A
234,225
0.1
68,300
(1)
SmartRent, Inc.
118,159
0.0
8,847
(1)(2)
SolarEdge
Technologies, Inc.
202,685
0.1
6,741
(1)
SPS Commerce, Inc.
1,308,900
0.6
26,101
(1)
Unisys Corp.
148,254
0.1
9,846
(1)
Veeco Instruments,
Inc.
326,198
0.1
11,757
(1)
Viant Technology, Inc.
- Class A
130,150
0.1
11,032
(2)
Xerox Holdings Corp.
114,512
0.0
44,874
(1)
Xperi, Inc.
414,636
0.2
27,369,562
11.5
Materials : 6.1%
768  Alpha Metallurgical
Resources, Inc.
181,386
0.1
31,404
(1)
ATI, Inc.
2,101,242
0.9
895
Balchem Corp.
157,520
0.1
2,215  Berry Global Group,
Inc.
150,576
0.1
11,735  Carpenter Technology
Corp.
1,872,671
0.8
13,741
Element Solutions, Inc.
373,206
0.2
17,211
HB Fuller Co.
1,366,209
0.6
9,420
(1)
Ingevity Corp.
367,380
0.2
7,271
Innospec, Inc.
822,277
0.3
7,362
Kaiser Aluminum Corp.
533,892
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
4,315
Koppers Holdings, Inc.
$ 157,627
0.1
19,432
Kronos Worldwide, Inc.
241,928
0.1
3,752
Materion Corp.
419,699
0.2
6,763
Mativ Holdings, Inc.
114,903
0.0
15,765  Minerals Technologies,
Inc.
1,217,531
0.5
17,163
Myers Industries, Inc.
237,193
0.1
25,526
(1)
O-I Glass, Inc.
334,901
0.1
6,593
Olympic Steel, Inc.
257,127
0.1
5,998  Quaker Chemical
Corp.
1,010,603
0.4
26,442
Sealed Air Corp.
959,845
0.4
86,501
SunCoke Energy, Inc.
750,829
0.3
40,549
(1)
TimkenSteel Corp.
601,342
0.2
2,815
Warrior Met Coal, Inc.
179,878
0.1
14,409,765
6.1
Real Estate : 6.1%
8,175
Acadia Realty Trust
191,949
0.1
53,695  Alexander & Baldwin,
Inc.
1,030,944
0.4
87,719  Apple Hospitality REIT,
Inc.
1,302,627
0.6
25,601  Armada Hoffler
Properties, Inc.
277,259
0.1
17,115  Brixmor Property
Group, Inc.
476,824
0.2
3,706
CareTrust REIT, Inc.
114,367
0.0
5,737
Centerspace
404,286
0.2
64,256  Chatham Lodging
Trust
547,461
0.2
47,465
(1)
Compass, Inc. - Class
A
290,011
0.1
60,877
(1)
Cushman & Wakefield
PLC
829,753
0.4
86,023  DiamondRock
Hospitality Co.
750,981
0.3
26,044  DigitalBridge Group,
Inc.
368,002
0.2
30,362  Diversified Healthcare
Trust
127,217
0.1
6,538  Essential Properties
Realty Trust, Inc.
223,273
0.1
24,524  Hudson Pacific
Properties, Inc.
117,225
0.0
1,617
(1)
Jones Lang LaSalle,
Inc.
436,283
0.2
14,673
Kilroy Realty Corp.
567,845
0.2
1,749  Lamar Advertising Co.
- Class A
233,666
0.1
28,514
LTC Properties, Inc.
1,046,179
0.4
2,965  National Health
Investors, Inc.
249,238
0.1
22,128  Newmark Group, Inc.
- Class A
343,648
0.1
46,389
Outfront Media, Inc.
852,630
0.4
21,079  Park Hotels & Resorts,
Inc.
297,214
0.1
3,010  Phillips Edison & Co.,
Inc.
113,507
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
4,011  Ryman Hospitality
Properties, Inc.
$ 430,140
0.2
14,597
Saul Centers, Inc.
612,490
0.3
60,687  Summit Hotel
Properties, Inc.
416,313
0.2
46,152  Tanger Factory Outlet
Centers, Inc.
1,531,323
0.6
39,974
Uniti Group, Inc.
225,453
0.1
9,278  Xenia Hotels &
Resorts, Inc.
137,036
0.1
14,545,144
6.1
Utilities : 2.3%
39,173
Avista Corp.
1,517,954
0.6
6,343
Black Hills Corp.
387,684
0.2
2,407  Chesapeake Utilities
Corp.
298,877
0.1
28,514  Clearway Energy, Inc.
- Class C
874,810
0.4
9,554
National Fuel Gas Co.
579,068
0.2
15,659  Northwest Natural
Holding Co.
639,200
0.3
7,030
NorthWestern Corp.
402,257
0.2
12,709
Unitil Corp.
769,911
0.3
5,469,761
2.3
Total Common Stock
(Cost $197,381,537)
233,646,337
98.6
RIGHTS : —%
Health Care : —%
7,651
(3)(4)
Aduro Biotech - CVR
—
—
Total Rights
(Cost $—)
—
—
WARRANTS : 0.1%
Energy : 0.1%
1,219
(1)
Chord Energy Corp.
73,219
0.1
645
(1)
Nabors Industries Ltd.
3,490
0.0
76,709
0.1
Total Warrants
(Cost $37,789)
76,709
0.1
Total Long-Term
Investments
(Cost $197,419,326)
233,723,046
98.7
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 3.2%
Repurchase Agreements : 1.8%
1,030,091
(5)
Bethesda Securities,
Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $1,030,232,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.500%-
7.026%, Market Value
plus accrued interest
$1,050,693, due
10/01/27-01/01/57)
$ 1,030,091
0.4
1,030,091
(5)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $1,030,232,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.500%-
7.408%, Market Value
plus accrued interest
$1,050,693, due
05/01/26-08/20/74)
1,030,091
0.4
1,030,091
(5)
Clear Street LLC,
Repurchase
Agreement dated
09/30/2024, 5.020%,
due 10/01/2024
(Repurchase
Amount $1,030,233,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
6.500%, Market Value
plus accrued interest
$1,050,595, due
07/31/25-08/01/54)
1,030,091
0.5

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,030,091
(5)
Marex Capital Markets
Inc., Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $1,030,232,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.750%-
5.500%, Market Value
plus accrued interest
$1,050,693, due
07/15/28-09/01/54)
$ 1,030,091
0.4
233,607
(5)
National Bank
Financial, Inc.,
Repurchase
Agreement dated
09/30/2024, 4.900%,
due 10/01/2024
(Repurchase
Amount $233,638,
collateralized
by various U.S.
Government
Securities, 0.375%-
5.000%, Market
Value plus accrued
interest $238,279, due
10/01/24-09/09/49)
233,607
0.1
Total Repurchase
Agreements
(Cost $4,353,971)
4,353,971
1.8
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1.4%
3,292,000
(6)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.830%
(Cost $3,292,000) $ 3,292,000 1.4
Total Short-Term
Investments
(Cost $7,645,971)
7,645,971
3.2
Total Investments in
Securities
(Cost $205,065,297) $ 241,369,017 101.9
Liabilities in Excess
of Other Assets (4,428,536) (1.9)
Net Assets $ 236,940,481 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2024, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of September 30, 2024.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Index Plus SmallCap Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Common Stock* $ 233,646,337 $ — $ — $ 233,646,337
Warrants 76,709 — — 76,709
Short-Term Investments 3,292,000 4,353,971 — 7,645,971
Total Investments, at fair value $ 237,015,046 $ 4,353,971 $ — $ 241,369,017
Other Financial Instruments+
Futures 46,760 — — 46,760
Total Assets $ 237,061,806 $ 4,353,971 $ — $ 241,415,777
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2024, Voya Index Plus SmallCap Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Aduro Biotech - CVR 10/6/2020 $ — $ —
$ — $ —
At September 30, 2024, the following futures contracts were outstanding for Voya Index Plus SmallCap Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
E-mini Russell 2000 Index 27 12/20/24 $ 3,036,420 $ 46,760
$ 3,036,420 $ 46,760
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 48,600,589
Gross Unrealized Depreciation (12,296,869)
Net Unrealized Appreciation $ 36,303,720